Real Estate and Accumulated Depreciation Schedule of Real Estate and Accumulated Depreciation (details) (USD $)	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	$ 4,449,734,000	[1]
Original Land	4,303,172,000
Original Buildings	10,631,057,000
Costs Capitalized Subsequent to Acquisition	3,589,048,000
Land and Improvements	4,342,951,000
Buildings and Improvements	12,359,771,000
Land Held for Development	297,376,000
Development and Construction in Progress	1,523,179,000
Total	18,523,277,000
Accumulated Depreciation	3,081,040,000
Furniture and Fixtures, Gross	25,164,000		23,441,000
Accumulated depreciation, furniture, fixtures and equipment	15,870,000
Real Estate Aggregate Cost For Tax Purposes	16,500,000,000
Real Estate Aggregate Accumulated Depreciation For Tax Purposes	2,900,000,000
Real Estate and Accumulated Depreciation, Life Used for Depreciation	40 years 0 months 0 days
Unamoritzed balance of histroical fair value adjustments	191,204,000
767 5th Avenue (The General Motors Building) [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	767 Fifth Avenue (The General Motors Building)
Type	Office
Location	New York, NY
Encumbrances	1,463,143,000
Original Land	1,796,252,000
Original Buildings	1,532,654,000
Costs Capitalized Subsequent to Acquisition	4,481,000
Land and Improvements	1,796,252,000
Buildings and Improvements	1,537,135,000
Land Held for Development
Development and Construction in Progress	0
Total	3,333,387,000
Accumulated Depreciation	28,901,000
Year(s) Built / Renovation	1968
Depreciable Lives (Years)	-1
Embarcadero Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Embarcadero Center
Type	Office
Location	San Francisco, CA
Encumbrances	360,133,000
Original Land	179,697,000
Original Buildings	847,410,000
Costs Capitalized Subsequent to Acquisition	251,913,000
Land and Improvements	180,420,000
Buildings and Improvements	1,098,600,000
Land Held for Development
Development and Construction in Progress
Total	1,279,020,000
Accumulated Depreciation	462,898,000
Year(s) Built / Renovation	1970/1989
Depreciable Lives (Years)	-1
Prudential Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Prudential Center
Type	Office
Location	Boston, MA
Original Land	92,077,000
Original Buildings	734,594,000
Costs Capitalized Subsequent to Acquisition	294,125,000
Land and Improvements	92,328,000
Buildings and Improvements	1,012,537,000
Land Held for Development	15,931,000
Development and Construction in Progress
Total	1,120,796,000
Accumulated Depreciation	389,841,000
Year(s) Built / Renovation	1965/1993/2002
Depreciable Lives (Years)	-1
399 Park Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	399 Park Avenue
Type	Office
Location	New York, NY
Original Land	339,200,000
Original Buildings	700,358,000
Costs Capitalized Subsequent to Acquisition	47,996,000
Land and Improvements	339,200,000
Buildings and Improvements	748,354,000
Land Held for Development
Development and Construction in Progress
Total	1,087,554,000
Accumulated Depreciation	210,957,000
Year(s) Built / Renovation	1961
Depreciable Lives (Years)	-1
The John Hancock Tower And Garage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	The John Hancock Tower and Garage
Type	Office
Location	Boston, MA
Encumbrances	652,933,000
Original Land	219,543,000
Original Buildings	667,884,000
Costs Capitalized Subsequent to Acquisition	57,420,000
Land and Improvements	219,616,000
Buildings and Improvements	724,812,000
Land Held for Development	419,000
Development and Construction in Progress
Total	944,847,000
Accumulated Depreciation	78,366,000
Year(s) Built / Renovation	1976
Depreciable Lives (Years)	-1
601 Lexington Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	601 Lexington Avenue
Type	Office
Location	New York, NY
Encumbrances	722,253,000
Original Land	241,600,000
Original Buildings	494,782,000
Costs Capitalized Subsequent to Acquisition	175,736,000
Land and Improvements	279,281,000
Buildings and Improvements	632,837,000
Land Held for Development
Development and Construction in Progress
Total	912,118,000
Accumulated Depreciation	199,519,000
Year(s) Built / Renovation	1977/1997
Depreciable Lives (Years)	-1
Times Square Tower [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Times Square Tower
Type	Office
Location	New York, NY
Original Land	165,413,000
Original Buildings	380,438,000
Costs Capitalized Subsequent to Acquisition	47,167,000
Land and Improvements	159,694,000
Buildings and Improvements	433,324,000
Land Held for Development
Development and Construction in Progress
Total	593,018,000
Accumulated Depreciation	132,227,000
Year(s) Built / Renovation	2004
Depreciable Lives (Years)	-1
100 Federal Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	100 Federal Street
Type	Office
Location	Boston, MA
Encumbrances	0
Original Land	131,067,000
Original Buildings	435,954,000
Costs Capitalized Subsequent to Acquisition	6,020,000
Land and Improvements	131,067,000
Buildings and Improvements	441,760,000
Land Held for Development	214,000
Development and Construction in Progress	0
Total	573,041,000
Accumulated Depreciation	29,060,000
Year(s) Built / Renovation	1971-1975
Depreciable Lives (Years)	-1	[2]
Carnegie Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Carnegie Center
Type	Office
Location	Princeton, NJ
Original Land	105,107,000
Original Buildings	377,259,000
Costs Capitalized Subsequent to Acquisition	49,548,000
Land and Improvements	98,733,000
Buildings and Improvements	430,830,000
Land Held for Development	2,206,000
Development and Construction in Progress	145,000
Total	531,914,000
Accumulated Depreciation	166,983,000
Year(s) Built / Renovation	1983-1999
Depreciable Lives (Years)	-1
Fountain Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Fountain Square
Type	Office
Location	Reston, VA
Encumbrances	226,604,000
Original Land	56,853,000
Original Buildings	306,298,000
Costs Capitalized Subsequent to Acquisition	3,877,000
Land and Improvements	56,853,000
Buildings and Improvements	310,175,000
Land Held for Development	0
Development and Construction in Progress	0
Total	367,028,000
Accumulated Depreciation	15,460,000
Year(s) Built / Renovation	1986-1990
Depreciable Lives (Years)	-1	[2]
510 Madison Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	510 Madison Avenue
Type	Office
Location	New York, NY
Encumbrances	0
Original Land	103,000,000
Original Buildings	253,665,000
Costs Capitalized Subsequent to Acquisition	6,309,000
Land and Improvements	103,000,000
Buildings and Improvements	259,974,000
Land Held for Development	0
Development and Construction in Progress	0
Total	362,974,000
Accumulated Depreciation	15,901,000
Year(s) Built / Renovation	2012
Depreciable Lives (Years)	-1	[2]
Atlantic Wharf [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Atlantic Wharf
Type	Office
Location	Boston, MA
Original Land	63,988,000
Original Buildings	454,537,000
Costs Capitalized Subsequent to Acquisition	11,644,000
Land and Improvements	63,988,000
Buildings and Improvements	466,181,000
Land Held for Development
Development and Construction in Progress	0
Total	530,169,000
Accumulated Depreciation	39,697,000
Year(s) Built / Renovation	2011
Depreciable Lives (Years)	-1	[2]
599 Lexington Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	599 Lexington Avenue
Type	Office
Location	New York, NY
Encumbrances	750,000,000
Original Land	81,040,000
Original Buildings	100,507,000
Costs Capitalized Subsequent to Acquisition	95,937,000
Land and Improvements	81,040,000
Buildings and Improvements	196,444,000
Land Held for Development
Development and Construction in Progress
Total	277,484,000
Accumulated Depreciation	140,007,000
Year(s) Built / Renovation	1986
Depreciable Lives (Years)	-1
Gateway Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Gateway Center
Type	Office
Location	San Francisco, CA
Original Land	28,255,000
Original Buildings	139,245,000
Costs Capitalized Subsequent to Acquisition	44,941,000
Land and Improvements	29,029,000
Buildings and Improvements	183,412,000
Land Held for Development
Development and Construction in Progress
Total	212,441,000
Accumulated Depreciation	79,502,000
Year(s) Built / Renovation	1984/1986/2002
Depreciable Lives (Years)	-1
Bay Colony Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Bay Colony Corporate Center
Type	Office
Location	Waltham, MA
Original Land	18,789,000
Original Buildings	148,451,000
Costs Capitalized Subsequent to Acquisition	47,332,000
Land and Improvements	18,789,000
Buildings and Improvements	195,783,000
Land Held for Development
Development and Construction in Progress	0
Total	214,572,000
Accumulated Depreciation	21,339,000
Year(s) Built / Renovation	1985-1989
Depreciable Lives (Years)	-1
South of Market and Democracy Tower [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	South of Market and Democracy Tower
Type	Office
Location	Reston, VA
Original Land	13,603,000
Original Buildings	237,479,000
Costs Capitalized Subsequent to Acquisition	9,454,000
Land and Improvements	13,603,000
Buildings and Improvements	246,933,000
Land Held for Development
Development and Construction in Progress
Accumulated Depreciation	50,795,000
Year(s) Built / Renovation	2008-2009
Depreciable Lives (Years)	-1
Mountain View Research [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Mountain View Research Park
Type	Office
Location	Mountain View, CA
Original Land	106,162,000
Original Buildings	76,137,000
Costs Capitalized Subsequent to Acquisition	2,196,000
Land and Improvements	106,162,000
Buildings and Improvements	78,333,000
Land Held for Development
Development and Construction in Progress	0
Total	184,495,000
Accumulated Depreciation	3,013,000
Year(s) Built / Renovation	1977-1981/2007-2013
Depreciable Lives (Years)	-1
One and Two Patriots Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	One and Two Patriots Park
Type	Office
Location	Reston, VA
Encumbrances	0
Original Land	18,429,000
Original Buildings	126,315,000
Costs Capitalized Subsequent to Acquisition	28,699,000
Land and Improvements	20,777,000
Buildings and Improvements	152,666,000
Land Held for Development	0
Development and Construction in Progress	0
Total	173,443,000
Accumulated Depreciation	6,084,000
Year(s) Built / Renovation	1987/1988/2012/2013
Depreciable Lives (Years)	-1	[2]
2200 Pennsylvania Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	2200 Pennsylvania Avenue
Type	Office
Location	Washington, DC
Original Buildings	183,541,000
Costs Capitalized Subsequent to Acquisition	3,767,000
Land and Improvements
Buildings and Improvements	187,308,000
Land Held for Development
Development and Construction in Progress
Total	187,308,000
Accumulated Depreciation	18,185,000
Year(s) Built / Renovation	2011
Depreciable Lives (Years)	-1
3200 Zanker Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	3200 Zanker Road
Type	Office
Location	San Jose, CA
Original Land	36,705,000
Original Buildings	82,863,000
Costs Capitalized Subsequent to Acquisition	23,501,000
Land and Improvements	36,705,000
Buildings and Improvements	102,620,000
Land Held for Development	3,744,000
Development and Construction in Progress
Total	143,069,000
Accumulated Depreciation	22,994,000
Year(s) Built / Renovation	1988
Depreciable Lives (Years)	-1	[2]
Reservoir Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Reservoir Place
Type	Office
Location	Waltham, MA
Original Land	18,605,000
Original Buildings	92,619,000
Costs Capitalized Subsequent to Acquisition	23,371,000
Land and Improvements	19,099,000
Buildings and Improvements	115,496,000
Land Held for Development
Development and Construction in Progress
Total	134,595,000
Accumulated Depreciation	52,216,000
Year(s) Built / Renovation	1955/1987
Depreciable Lives (Years)	-1
505 9th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	505 9th Street
Type	Office
Location	Washington, DC
Encumbrances	121,360,000
Original Land	38,885,000
Original Buildings	83,719,000
Costs Capitalized Subsequent to Acquisition	5,409,000
Land and Improvements	42,011,000
Buildings and Improvements	86,002,000
Land Held for Development
Development and Construction in Progress
Total	128,013,000
Accumulated Depreciation	20,328,000
Year(s) Built / Renovation	2007
Depreciable Lives (Years)	-1
Kingstowne Towne Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Kingstowne Towne Center
Type	Office
Location	Alexandria, VA
Encumbrances	33,338,000
Original Land	18,021,000
Original Buildings	109,038,000
Costs Capitalized Subsequent to Acquisition	578,000
Land and Improvements	18,021,000
Buildings and Improvements	109,616,000
Land Held for Development
Development and Construction in Progress
Total	127,637,000
Accumulated Depreciation	26,508,000
Year(s) Built / Renovation	2003-2006
Depreciable Lives (Years)	-1
1333 New Hampshire Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	1333 New Hampshire Avenue
Type	Office
Location	Washington, DC
Original Land	34,032,000
Original Buildings	85,660,000
Costs Capitalized Subsequent to Acquisition	3,619,000
Land and Improvements	34,032,000
Buildings and Improvements	89,279,000
Land Held for Development
Development and Construction in Progress
Total	123,311,000
Accumulated Depreciation	29,574,000
Year(s) Built / Renovation	1996
Depreciable Lives (Years)	-1
601 Massachusetts Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	601 Massachusetts Avenue
Type	Development
Location	Washington, DC
Costs Capitalized Subsequent to Acquisition	121,694,000
Land and Improvements
Buildings and Improvements
Land Held for Development
Development and Construction in Progress	121,694,000
Total	121,694,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
535 Mission [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	535 Mission Street
Type	Development
Location	San Francisco, CA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	113,274,000
Land and Improvements
Buildings and Improvements
Land Held for Development
Development and Construction in Progress	113,274,000
Total	113,274,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
1330 Connecticut Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	1330 Connecticut Avenue
Type	Office
Location	Washington, DC
Original Land	25,982,000
Original Buildings	82,311,000
Costs Capitalized Subsequent to Acquisition	11,673,000
Land and Improvements	25,982,000
Buildings and Improvements	93,984,000
Land Held for Development
Development and Construction in Progress
Total	119,966,000
Accumulated Depreciation	28,822,000
Year(s) Built / Renovation	1984
Depreciable Lives (Years)	-1
Weston Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Weston Corporate Center
Type	Office
Location	Weston, MA
Original Land	25,753,000
Original Buildings	92,312,000
Costs Capitalized Subsequent to Acquisition	(123,000)
Land and Improvements	25,854,000
Buildings and Improvements	92,088,000
Land Held for Development
Development and Construction in Progress
Total	117,942,000
Accumulated Depreciation	10,921,000
Year(s) Built / Renovation	2010
Depreciable Lives (Years)	-1
Capital Gallery [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Capital Gallery
Type	Office
Location	Washington, DC
Encumbrances
Original Land	4,725,000
Original Buildings	29,565,000
Costs Capitalized Subsequent to Acquisition	76,862,000
Land and Improvements	6,128,000
Buildings and Improvements	105,024,000
Land Held for Development
Development and Construction in Progress
Total	111,152,000
Accumulated Depreciation	48,693,000
Year(s) Built / Renovation	1981/2006
Depreciable Lives (Years)	-1	[2]
One Freedom Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	One Freedom Square
Type	Office
Location	Reston, VA
Original Land	9,929,000
Original Buildings	84,504,000
Costs Capitalized Subsequent to Acquisition	11,029,000
Land and Improvements	9,883,000
Buildings and Improvements	95,579,000
Land Held for Development
Development and Construction in Progress
Total	105,462,000
Accumulated Depreciation	31,979,000
Year(s) Built / Renovation	2000
Depreciable Lives (Years)	-1	[2]
One And Two Reston Overlook [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	One and Two Reston Overlook
Type	Office
Location	Reston, VA
Original Land	16,456,000
Original Buildings	66,192,000
Costs Capitalized Subsequent to Acquisition	22,217,000
Land and Improvements	16,456,000
Buildings and Improvements	88,409,000
Land Held for Development
Development and Construction in Progress	0
Total	104,865,000
Accumulated Depreciation	30,481,000
Year(s) Built / Renovation	1999
Depreciable Lives (Years)	-1	[2]
Seven Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Seven Cambridge Center
Type	Office
Location	Cambridge, MA
Original Land	3,457,000
Original Buildings	97,136,000
Costs Capitalized Subsequent to Acquisition	210,000
Land and Improvements	3,457,000
Buildings and Improvements	97,346,000
Land Held for Development
Development and Construction in Progress
Total	100,803,000
Accumulated Depreciation	47,101,000
Year(s) Built / Renovation	2006
Depreciable Lives (Years)	-1	[2]
Two Freedom Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Two Freedom Square
Type	Office
Location	Reston, VA
Original Land	13,930,000
Original Buildings	77,739,000
Costs Capitalized Subsequent to Acquisition	7,604,000
Land and Improvements	13,866,000
Buildings and Improvements	85,407,000
Land Held for Development
Development and Construction in Progress
Total	99,273,000
Accumulated Depreciation	36,361,000
Year(s) Built / Renovation	2001
Depreciable Lives (Years)	-1	[2]
Discovery Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Discovery Square
Type	Office
Location	Reston, VA
Original Land	11,198,000
Original Buildings	71,782,000
Costs Capitalized Subsequent to Acquisition	10,644,000
Land and Improvements	11,146,000
Buildings and Improvements	82,478,000
Land Held for Development
Development and Construction in Progress
Total	93,624,000
Accumulated Depreciation	28,029,000
Year(s) Built / Renovation	2001
Depreciable Lives (Years)	-1	[2]
140 Kendrick Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	140 Kendrick Street
Type	Office
Location	Needham, MA
Original Land	18,095,000
Original Buildings	66,905,000
Costs Capitalized Subsequent to Acquisition	10,769,000
Land and Improvements	18,095,000
Buildings and Improvements	77,674,000
Land Held for Development
Development and Construction in Progress
Total	95,769,000
Accumulated Depreciation	16,834,000
Year(s) Built / Renovation	2000
Depreciable Lives (Years)	-1	[2]
Five Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Five Cambridge Center
Type	Office
Location	Cambridge, MA
Original Land	18,863,000
Original Buildings	53,346,000
Costs Capitalized Subsequent to Acquisition	29,464,000
Land and Improvements	21,098,000
Buildings and Improvements	80,575,000
Land Held for Development
Development and Construction in Progress
Total	101,673,000
Accumulated Depreciation	19,117,000
Year(s) Built / Renovation	1981/1996
Depreciable Lives (Years)	-1	[2]
77 CityPoint [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	77 CityPoint
Type	Office
Location	Waltham, MA
Original Land	13,847,000
Original Buildings	60,383,000
Costs Capitalized Subsequent to Acquisition	3,055,000
Land and Improvements	13,847,000
Buildings and Improvements	63,438,000
Land Held for Development
Development and Construction in Progress
Total	77,285,000
Accumulated Depreciation	12,289,000
Year(s) Built / Renovation	2008
Depreciable Lives (Years)	-1	[2]
North First Business Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	North First Business Park
Type	Office
Location	San Jose, CA
Original Land	58,402,000
Original Buildings	13,069,000
Costs Capitalized Subsequent to Acquisition	3,987,000
Land and Improvements	23,371,000
Buildings and Improvements	16,198,000
Land Held for Development	35,889,000
Development and Construction in Progress
Total	75,458,000
Accumulated Depreciation	10,208,000
Year(s) Built / Renovation	1981
Depreciable Lives (Years)	-1	[2]
Four Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Four Cambridge Center
Type	Office
Location	Cambridge, MA
Original Land	19,104,000
Original Buildings	52,078,000
Costs Capitalized Subsequent to Acquisition	11,693,000
Land and Improvements	20,741,000
Buildings and Improvements	62,134,000
Land Held for Development
Development and Construction in Progress
Total	82,875,000
Accumulated Depreciation	10,739,000
Year(s) Built / Renovation	1983/1998
Depreciable Lives (Years)	-1	[2]
230 CityPoint [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	230 CityPoint
Type	Office
Location	Waltham, MA
Original Land	13,189,000
Original Buildings	49,823,000
Costs Capitalized Subsequent to Acquisition	11,485,000
Land and Improvements	13,189,000
Buildings and Improvements	61,308,000
Land Held for Development
Development and Construction in Progress
Total	74,497,000
Accumulated Depreciation	17,363,000
Year(s) Built / Renovation	1992
Depreciable Lives (Years)	-1	[2]
Waltham Weston Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Waltham Weston Corporate Center
Type	Office
Location	Waltham, MA
Original Land	10,385,000
Original Buildings	60,694,000
Costs Capitalized Subsequent to Acquisition	5,475,000
Land and Improvements	10,350,000
Buildings and Improvements	66,204,000
Land Held for Development
Development and Construction in Progress
Total	76,554,000
Accumulated Depreciation	21,259,000
Year(s) Built / Renovation	2003
Depreciable Lives (Years)	-1	[2]
2440 West El Camino Real [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	2440 West El Camino Real
Type	Office
Location	Mountain View, CA
Original Land	16,741,000
Original Buildings	51,285,000
Costs Capitalized Subsequent to Acquisition	502,000
Land and Improvements	16,741,000
Buildings and Improvements	51,787,000
Land Held for Development
Development and Construction in Progress
Total	68,528,000
Accumulated Depreciation	4,390,000
Year(s) Built / Renovation	1987/2003
Depreciable Lives (Years)	-1	[2]
Wisconsin Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Wisconsin Place
Type	Office
Location	Chevy Chase, MD
Original Land
Original Buildings	53,349,000
Costs Capitalized Subsequent to Acquisition	12,787,000
Land and Improvements
Buildings and Improvements	66,136,000
Land Held for Development
Development and Construction in Progress
Total	66,136,000
Accumulated Depreciation	11,573,000
Year(s) Built / Renovation	2009
Depreciable Lives (Years)	-1	[2]
Reston Corporate Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Reston Corporate Center
Type	Office
Location	Reston, VA
Original Land	9,135,000
Original Buildings	50,857,000
Costs Capitalized Subsequent to Acquisition	2,735,000
Land and Improvements	9,496,000
Buildings and Improvements	53,231,000
Land Held for Development
Development and Construction in Progress
Total	62,727,000
Accumulated Depreciation	20,642,000
Year(s) Built / Renovation	1984
Depreciable Lives (Years)	-1	[2]
New Dominion Technology Park, Bldg. Two [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	New Dominion Technology Park, Bldg. Two
Type	Office
Location	Herndon, VA
Encumbrances	63,000,000
Original Land	5,584,000
Original Buildings	51,868,000
Costs Capitalized Subsequent to Acquisition	149,000
Land and Improvements	5,574,000
Buildings and Improvements	52,027,000
Land Held for Development
Development and Construction in Progress
Total	57,601,000
Accumulated Depreciation	15,990,000
Year(s) Built / Renovation	2004
Depreciable Lives (Years)	-1	[2]
Sumner Square [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Sumner Square
Type	Office
Location	Washington, DC
Original Land	624,000
Original Buildings	28,745,000
Costs Capitalized Subsequent to Acquisition	21,599,000
Land and Improvements	958,000
Buildings and Improvements	50,010,000
Land Held for Development
Development and Construction in Progress
Total	50,968,000
Accumulated Depreciation	22,971,000
Year(s) Built / Renovation	1985
Depreciable Lives (Years)	-1	[2]
New Dominion Technology Park, Bldg. One [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	New Dominion Technology Park, Bldg. One
Type	Office
Location	Herndon, VA
Encumbrances	43,278,000
Original Land	3,880,000
Original Buildings	43,227,000
Costs Capitalized Subsequent to Acquisition	1,072,000
Land and Improvements	3,880,000
Buildings and Improvements	44,299,000
Land Held for Development
Development and Construction in Progress
Total	48,179,000
Accumulated Depreciation	19,160,000
Year(s) Built / Renovation	2001
Depreciable Lives (Years)	-1	[2]
191 Spring Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	191 Spring Street
Type	Office
Location	Lexington, MA
Original Land	2,850,000
Original Buildings	27,166,000
Costs Capitalized Subsequent to Acquisition	17,359,000
Land and Improvements	2,850,000
Buildings and Improvements	44,525,000
Land Held for Development
Development and Construction in Progress
Total	47,375,000
Accumulated Depreciation	29,454,000
Year(s) Built / Renovation	1971/1995
Depreciable Lives (Years)	-1	[2]
200 West Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	200 West Street
Type	Office
Location	Waltham, MA
Original Land	16,148,000
Original Buildings	24,983,000
Costs Capitalized Subsequent to Acquisition	5,907,000
Land and Improvements	16,148,000
Buildings and Improvements	30,890,000
Land Held for Development
Development and Construction in Progress
Total	47,038,000
Accumulated Depreciation	14,432,000
Year(s) Built / Renovation	1999
Depreciable Lives (Years)	-1	[2]
University Place [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	University Place
Type	Office
Location	Cambridge, MA
Encumbrances	13,692,000
Original Land
Original Buildings	37,091,000
Costs Capitalized Subsequent to Acquisition	5,335,000
Land and Improvements	27,000
Buildings and Improvements	42,399,000
Land Held for Development
Development and Construction in Progress
Total	42,426,000
Accumulated Depreciation	20,476,000
Year(s) Built / Renovation	1985
Depreciable Lives (Years)	-1	[2]
2600 Tower Oaks Boulevard [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	2600 Tower Oaks Boulevard
Type	Office
Location	Rockville, MD
Original Land	4,243,000
Original Buildings	31,125,000
Costs Capitalized Subsequent to Acquisition	6,094,000
Land and Improvements	4,244,000
Buildings and Improvements	37,218,000
Land Held for Development
Development and Construction in Progress
Total	41,462,000
Accumulated Depreciation	16,249,000
Year(s) Built / Renovation	2001
Depreciable Lives (Years)	-1	[2]
Quorum Office Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Quorum Office Park
Type	Office
Location	Chelmsford, MA
Original Land	3,750,000
Original Buildings	32,454,000
Costs Capitalized Subsequent to Acquisition	3,974,000
Land and Improvements	4,762,000
Buildings and Improvements	35,416,000
Land Held for Development
Development and Construction in Progress
Total	40,178,000
Accumulated Depreciation	12,493,000
Year(s) Built / Renovation	2001
Depreciable Lives (Years)	-1	[2]
One Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	One Cambridge Center
Type	Office
Location	Cambridge, MA
Original Land	134,000
Original Buildings	25,110,000
Costs Capitalized Subsequent to Acquisition	18,952,000
Land and Improvements	134,000
Buildings and Improvements	44,062,000
Land Held for Development
Development and Construction in Progress
Total	44,196,000
Accumulated Depreciation	24,666,000
Year(s) Built / Renovation	1987
Depreciable Lives (Years)	-1	[2]
Three Patriots Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Three Patriots Park
Type	Office
Location	Reston, VA
Original Land	3,594,000
Original Buildings	32,977,000
Costs Capitalized Subsequent to Acquisition	1,353,000
Land and Improvements	3,594,000
Buildings and Improvements	34,330,000
Land Held for Development
Development and Construction in Progress
Total	37,924,000
Accumulated Depreciation	12,217,000
Year(s) Built / Renovation	2006
Depreciable Lives (Years)	-1	[2]
Mountain View Technology [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Mountain View Technology Park
Type	Office
Location	Mountain View, CA
Original Land	20,359,000
Original Buildings	13,640,000
Costs Capitalized Subsequent to Acquisition	182,000
Land and Improvements	20,359,000
Buildings and Improvements	13,822,000
Land Held for Development
Development and Construction in Progress
Total	34,181,000
Accumulated Depreciation	761,000
Year(s) Built / Renovation	1972
Depreciable Lives (Years)	-1	[2]
Eight Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Eight Cambridge Center
Type	Office
Location	Cambridge, MA
Original Land	850,000
Original Buildings	25,042,000
Costs Capitalized Subsequent to Acquisition	6,502,000
Land and Improvements	822,000
Buildings and Improvements	31,572,000
Land Held for Development
Development and Construction in Progress
Total	32,394,000
Accumulated Depreciation	10,835,000
Year(s) Built / Renovation	1999
Depreciable Lives (Years)	-1	[2]
500 E Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	500 E Street
Type	Office
Location	Washington, DC
Original Land	109,000
Original Buildings	22,420,000
Costs Capitalized Subsequent to Acquisition	9,614,000
Land and Improvements	1,569,000
Buildings and Improvements	30,574,000
Land Held for Development
Development and Construction in Progress
Total	32,143,000
Accumulated Depreciation	20,147,000
Year(s) Built / Renovation	1987
Depreciable Lives (Years)	-1	[2]
Ten Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Ten Cambridge Center
Type	Office
Location	Cambridge, MA
Original Land	1,299,000
Original Buildings	12,943,000
Costs Capitalized Subsequent to Acquisition	4,011,000
Land and Improvements	1,868,000
Buildings and Improvements	16,385,000
Land Held for Development
Development and Construction in Progress
Total	18,253,000
Accumulated Depreciation	11,019,000
Year(s) Built / Renovation	1990
Depreciable Lives (Years)	-1	[2]
Three Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Three Cambridge Center
Type	Office
Location	Cambridge, MA
Original Land	174,000
Original Buildings	12,200,000
Costs Capitalized Subsequent to Acquisition	7,987,000
Land and Improvements	772,000
Buildings and Improvements	19,589,000
Land Held for Development
Development and Construction in Progress
Total	20,361,000
Accumulated Depreciation	9,651,000
Year(s) Built / Renovation	1987
Depreciable Lives (Years)	-1	[2]
40 Shattuck Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	40 Shattuck Road
Type	Office
Location	Andover, MA
Original Land	709,000
Original Buildings	14,740,000
Costs Capitalized Subsequent to Acquisition	1,717,000
Land and Improvements	709,000
Buildings and Improvements	16,457,000
Land Held for Development
Development and Construction in Progress
Total	17,166,000
Accumulated Depreciation	5,436,000
Year(s) Built / Renovation	2001
Depreciable Lives (Years)	-1	[2]
201 Spring Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	201 Spring Street
Type	Office
Location	Lexington, MA
Original Land	2,849,000
Original Buildings	15,303,000
Costs Capitalized Subsequent to Acquisition	(1,253,000)
Land and Improvements	2,849,000
Buildings and Improvements	14,050,000
Land Held for Development
Development and Construction in Progress
Total	16,899,000
Accumulated Depreciation	5,868,000
Year(s) Built / Renovation	1997
Depreciable Lives (Years)	-1	[2]
Lexington Office Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Lexington Office Park
Type	Office
Location	Lexington, MA
Original Land	998,000
Original Buildings	1,426,000
Costs Capitalized Subsequent to Acquisition	12,998,000
Land and Improvements	1,073,000
Buildings and Improvements	14,349,000
Land Held for Development
Development and Construction in Progress
Total	15,422,000
Accumulated Depreciation	10,453,000
Year(s) Built / Renovation	1982
Depreciable Lives (Years)	-1	[2]
6601 and 6605 Springfield Center Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	6601 & 6605 Springfield Center Drive
Type	Land
Location	Springfield, VA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	13,866,000
Land and Improvements
Buildings and Improvements
Land Held for Development	13,866,000
Development and Construction in Progress
Total	13,866,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A	[2]
92 - 100 Hayden Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	92-100 Hayden Avenue
Type	Office
Location	Lexington, MA
Original Land	594,000
Original Buildings	6,748,000
Costs Capitalized Subsequent to Acquisition	7,090,000
Land and Improvements	619,000
Buildings and Improvements	13,813,000
Land Held for Development
Development and Construction in Progress
Total	14,432,000
Accumulated Depreciation	9,804,000
Year(s) Built / Renovation	1985
Depreciable Lives (Years)	-1	[2]
181 Spring Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	181 Spring Street
Type	Office
Location	Lexington, MA
Original Land	1,066,000
Original Buildings	9,520,000
Costs Capitalized Subsequent to Acquisition	1,573,000
Land and Improvements	1,066,000
Buildings and Improvements	11,093,000
Land Held for Development
Development and Construction in Progress
Total	12,159,000
Accumulated Depreciation	3,950,000
Year(s) Built / Renovation	1999
Depreciable Lives (Years)	-1	[2]
Waltham Office Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Waltham Office Center
Type	Land
Location	Waltham, MA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	12,069,000
Land and Improvements
Buildings and Improvements	7,963,000
Land Held for Development	4,106,000
Development and Construction in Progress
Total	12,069,000
Accumulated Depreciation	7,967,000
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A	[2]
195 West Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	195 West Street
Type	Office
Location	Waltham, MA
Original Land	1,611,000
Original Buildings	6,652,000
Costs Capitalized Subsequent to Acquisition	3,186,000
Land and Improvements	1,611,000
Buildings and Improvements	9,838,000
Land Held for Development
Development and Construction in Progress
Total	11,449,000
Accumulated Depreciation	6,036,000
Year(s) Built / Renovation	1990
Depreciable Lives (Years)	-1	[2]
91 Hartwell Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	91 Hartwell Avenue
Type	Office
Location	Lexington, MA
Original Land	784,000
Original Buildings	6,464,000
Costs Capitalized Subsequent to Acquisition	4,357,000
Land and Improvements	784,000
Buildings and Improvements	10,821,000
Land Held for Development
Development and Construction in Progress
Total	11,605,000
Accumulated Depreciation	7,439,000
Year(s) Built / Renovation	1985
Depreciable Lives (Years)	-1	[2]
7501 Boston Boulevard, Building Seven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7501 Boston Boulevard, Building Seven
Type	Office
Location	Springfield, VA
Original Land	665,000
Original Buildings	9,273,000
Costs Capitalized Subsequent to Acquisition	39,000
Land and Improvements	665,000
Buildings and Improvements	9,312,000
Land Held for Development
Development and Construction in Progress
Total	9,977,000
Accumulated Depreciation	3,819,000
Year(s) Built / Renovation	1997
Depreciable Lives (Years)	-1	[2]
Eleven Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Eleven Cambridge Center
Type	Office
Location	Cambridge, MA
Original Land	121,000
Original Buildings	5,535,000
Costs Capitalized Subsequent to Acquisition	4,318,000
Land and Improvements	121,000
Buildings and Improvements	9,853,000
Land Held for Development
Development and Construction in Progress
Total	9,974,000
Accumulated Depreciation	7,119,000
Year(s) Built / Renovation	1984
Depreciable Lives (Years)	-1	[2]
33 Hayden Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	33 Hayden Avenue
Type	Office
Location	Lexington, MA
Original Land	266,000
Original Buildings	3,234,000
Costs Capitalized Subsequent to Acquisition	9,646,000
Land and Improvements	266,000
Buildings and Improvements	12,880,000
Land Held for Development
Development and Construction in Progress
Total	13,146,000
Accumulated Depreciation	7,390,000
Year(s) Built / Renovation	1979
Depreciable Lives (Years)	-1	[2]
7435 Boston Boulevard, Building One [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7435 Boston Boulevard, Building One
Type	Office
Location	Springfield, VA
Original Land	392,000
Original Buildings	3,822,000
Costs Capitalized Subsequent to Acquisition	3,202,000
Land and Improvements	486,000
Buildings and Improvements	6,930,000
Land Held for Development
Development and Construction in Progress
Total	7,416,000
Accumulated Depreciation	5,422,000
Year(s) Built / Renovation	1982
Depreciable Lives (Years)	-1	[2]
7450 Boston Boulevard, Building Three [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7450 Boston Boulevard, Building Three
Type	Office
Location	Springfield, VA
Original Land	1,165,000
Original Buildings	4,681,000
Costs Capitalized Subsequent to Acquisition	1,501,000
Land and Improvements	1,327,000
Buildings and Improvements	6,020,000
Land Held for Development
Development and Construction in Progress
Total	7,347,000
Accumulated Depreciation	2,852,000
Year(s) Built / Renovation	1987
Depreciable Lives (Years)	-1	[2]
8000 Grainger Court, Building Five [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	8000 Grainger Court, Building Five
Type	Office
Location	Springfield, VA
Original Land	366,000
Original Buildings	4,282,000
Costs Capitalized Subsequent to Acquisition	2,350,000
Land and Improvements	453,000
Buildings and Improvements	6,545,000
Land Held for Development
Development and Construction in Progress
Total	6,998,000
Accumulated Depreciation	5,071,000
Year(s) Built / Renovation	1984
Depreciable Lives (Years)	-1	[2]
453 Ravendale Drive [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	453 Ravendale Drive
Type	Office
Location	Mountain View, CA
Encumbrances	0
Original Land	5,477,000
Original Buildings	1,090,000
Costs Capitalized Subsequent to Acquisition	230,000
Land and Improvements	5,477,000
Buildings and Improvements	1,320,000
Land Held for Development	0
Development and Construction in Progress	0
Total	6,797,000
Accumulated Depreciation	142,000
Year(s) Built / Renovation	1977
Depreciable Lives (Years)	-1	[2]
7500 Boston Boulevard, Building Six [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7500 Boston Boulevard, Building Six
Type	Office
Location	Springfield, VA
Original Land	138,000
Original Buildings	3,749,000
Costs Capitalized Subsequent to Acquisition	2,057,000
Land and Improvements	273,000
Buildings and Improvements	5,671,000
Land Held for Development
Development and Construction in Progress
Total	5,944,000
Accumulated Depreciation	4,053,000
Year(s) Built / Renovation	1985
Depreciable Lives (Years)	-1	[2]
7300 Boston Boulevard, Building Thirteen [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7300 Boston Boulevard, Building Thirteen
Type	Office
Location	Springfield, VA
Original Land	608,000
Original Buildings	4,773,000
Costs Capitalized Subsequent to Acquisition	18,000
Land and Improvements	608,000
Buildings and Improvements	4,791,000
Land Held for Development
Development and Construction in Progress
Total	5,399,000
Accumulated Depreciation	3,902,000
Year(s) Built / Renovation	2002
Depreciable Lives (Years)	-1	[2]
7601 Boston Boulevard, Building Eight [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7601 Boston Boulevard, Building Eight
Type	Office
Location	Springfield, VA
Original Land	200,000
Original Buildings	878,000
Costs Capitalized Subsequent to Acquisition	4,182,000
Land and Improvements	378,000
Buildings and Improvements	4,882,000
Land Held for Development
Development and Construction in Progress
Total	5,260,000
Accumulated Depreciation	3,472,000
Year(s) Built / Renovation	1986
Depreciable Lives (Years)	-1	[2]
Fourteen Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Fourteen Cambridge Center
Type	Office
Location	Cambridge, MA
Original Land	110,000
Original Buildings	4,483,000
Costs Capitalized Subsequent to Acquisition	569,000
Land and Improvements	110,000
Buildings and Improvements	5,052,000
Land Held for Development
Development and Construction in Progress
Total	5,162,000
Accumulated Depreciation	3,709,000
Year(s) Built / Renovation	1983
Depreciable Lives (Years)	-1	[2]
8000 Corporate Court, Building Eleven [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	8000 Corporate Court, Building Eleven
Type	Office
Location	Springfield, VA
Original Land	136,000
Original Buildings	3,071,000
Costs Capitalized Subsequent to Acquisition	1,133,000
Land and Improvements	687,000
Buildings and Improvements	3,653,000
Land Held for Development
Development and Construction in Progress
Total	4,340,000
Accumulated Depreciation	2,300,000
Year(s) Built / Renovation	1989
Depreciable Lives (Years)	-1	[2]
7375 Boston Boulevard, Building Ten [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7375 Boston Boulevard, Building Ten
Type	Office
Location	Springfield, VA
Original Land	23,000
Original Buildings	2,685,000
Costs Capitalized Subsequent to Acquisition	826,000
Land and Improvements	47,000
Buildings and Improvements	3,487,000
Land Held for Development
Development and Construction in Progress
Total	3,534,000
Accumulated Depreciation	2,235,000
Year(s) Built / Renovation	1988
Depreciable Lives (Years)	-1	[2]
7374 Boston Boulevard, Building Four [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7374 Boston Boulevard, Building Four
Type	Office
Location	Springfield, VA
Original Land	241,000
Original Buildings	1,605,000
Costs Capitalized Subsequent to Acquisition	1,519,000
Land and Improvements	303,000
Buildings and Improvements	3,062,000
Land Held for Development
Development and Construction in Progress
Total	3,365,000
Accumulated Depreciation	2,271,000
Year(s) Built / Renovation	1984
Depreciable Lives (Years)	-1	[2]
7451 Boston Boulevard, Building Two [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	7451 Boston Boulevard, Building Two
Type	Office
Location	Springfield, VA
Original Land	249,000
Original Buildings	1,542,000
Costs Capitalized Subsequent to Acquisition	1,000,000
Land and Improvements	535,000
Buildings and Improvements	2,256,000
Land Held for Development
Development and Construction in Progress
Total	2,791,000
Accumulated Depreciation	2,083,000
Year(s) Built / Renovation	1982
Depreciable Lives (Years)	-1	[2]
164 Lexington Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	164 Lexington Road
Type	Office
Location	Billerica, MA
Original Land	592,000
Original Buildings	1,370,000
Costs Capitalized Subsequent to Acquisition	117,000
Land and Improvements	592,000
Buildings and Improvements	1,487,000
Land Held for Development
Development and Construction in Progress
Total	2,079,000
Accumulated Depreciation	670,000
Year(s) Built / Renovation	1982
Depreciable Lives (Years)	-1	[2]
32 Hartwell Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	32 Hartwell Avenue
Type	Office
Location	Lexington, MA
Original Land	168,000
Original Buildings	1,943,000
Costs Capitalized Subsequent to Acquisition	214,000
Land and Improvements	168,000
Buildings and Improvements	2,157,000
Land Held for Development
Development and Construction in Progress
Total	2,325,000
Accumulated Depreciation	1,478,000
Year(s) Built / Renovation	1968-1979/1987
Depreciable Lives (Years)	-1	[2]
Seventeen Hartwell Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	17 Hartwell Avenue
Type	Office
Location	Lexington, MA
Original Land	26,000
Original Buildings	150,000
Costs Capitalized Subsequent to Acquisition	845,000
Land and Improvements	26,000
Buildings and Improvements	995,000
Land Held for Development
Development and Construction in Progress
Total	1,021,000
Accumulated Depreciation	615,000
Year(s) Built / Renovation	1968
Depreciable Lives (Years)	-1	[2]
Residences on The Avenue, 2221 I St., NW [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Residences on The Avenue, 2221 I St., NW
Type	Residential
Location	Washington, DC
Original Land
Original Buildings	119,874,000
Costs Capitalized Subsequent to Acquisition	(32,000)
Land and Improvements
Buildings and Improvements	119,842,000
Land Held for Development
Development and Construction in Progress
Total	119,842,000
Accumulated Depreciation	7,948,000
Year(s) Built / Renovation	2011
Depreciable Lives (Years)	-1	[2]
The Lofts At Atlantic Wharf [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	The Lofts at Atlantic Wharf
Type	Residential
Location	Boston, MA
Original Land	3,529,000
Original Buildings	54,891,000
Costs Capitalized Subsequent to Acquisition	1,543,000
Land and Improvements	3,529,000
Buildings and Improvements	56,434,000
Land Held for Development
Development and Construction in Progress
Total	59,963,000
Accumulated Depreciation	3,591,000
Year(s) Built / Renovation	2011
Depreciable Lives (Years)	-1	[2]
Cambridge Center East Garage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Cambridge Center East Garage
Type	Garage
Location	Cambridge, MA
Original Land
Original Buildings	35,035,000
Costs Capitalized Subsequent to Acquisition	1,073,000
Land and Improvements
Buildings and Improvements	36,108,000
Land Held for Development
Development and Construction in Progress
Total	36,108,000
Accumulated Depreciation	6,624,000
Year(s) Built / Renovation	1984
Depreciable Lives (Years)	-1	[2]
Cambridge Center West Garage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Cambridge Center West Garage
Type	Garage
Location	Cambridge, MA
Original Land	1,256,000
Original Buildings	15,697,000
Costs Capitalized Subsequent to Acquisition	841,000
Land and Improvements	1,256,000
Buildings and Improvements	16,538,000
Land Held for Development
Development and Construction in Progress
Total	17,794,000
Accumulated Depreciation	3,262,000
Year(s) Built / Renovation	2006
Depreciable Lives (Years)	-1	[2]
Cambridge Center Marriott [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Cambridge Center Marriott
Type	Hotel
Location	Cambridge, MA
Original Land	478,000
Original Buildings	37,918,000
Costs Capitalized Subsequent to Acquisition	33,090,000
Land and Improvements	478,000
Buildings and Improvements	71,008,000
Land Held for Development
Development and Construction in Progress
Total	71,486,000
Accumulated Depreciation	46,750,000
Year(s) Built / Renovation	1986
Depreciable Lives (Years)	-1	[2]
Cambridge Center North Garage [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Cambridge Center North Garage
Type	Garage
Location	Cambridge, MA
Original Land	1,163,000
Original Buildings	11,633,000
Costs Capitalized Subsequent to Acquisition	1,085,000
Land and Improvements	1,163,000
Buildings and Improvements	12,718,000
Land Held for Development
Development and Construction in Progress
Total	13,881,000
Accumulated Depreciation	7,909,000
Year(s) Built / Renovation	1990
Depreciable Lives (Years)	-1	[2]
250 West 55th Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	250 West 55th Street
Type	Development
Location	New York, NY
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	816,578,000
Land and Improvements	15,889,000
Buildings and Improvements	44,227,000
Land Held for Development
Development and Construction in Progress	756,462,000
Total	816,578,000
Accumulated Depreciation	483,000
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Transbay Tower [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Transbay Tower
Type	Development
Location	San Francisco, CA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	255,406,000
Land and Improvements
Buildings and Improvements
Land Held for Development
Development and Construction in Progress	255,406,000
Total	255,406,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
680 Folsom Street [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	680 Folsom Street
Type	Development
Location	San Francisco, CA
Encumbrances	0
Original Land	0
Original Buildings	0
Costs Capitalized Subsequent to Acquisition	241,093,000
Land and Improvements	0
Buildings and Improvements	0
Land Held for Development	3,475,000
Development and Construction in Progress	237,618,000
Total	241,093,000
Accumulated Depreciation	0
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
The Avant at Reston Town Center Residential [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	The Avant at Reston Town Center Residential
Type	Development
Location	Reston, VA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	107,022,000
Land and Improvements	12,741,000
Buildings and Improvements	55,701,000
Land Held for Development
Development and Construction in Progress	38,580,000
Total	107,022,000
Accumulated Depreciation	160,000
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Seventeen Cambridge Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Seventeen Cambridge Center
Type	Office
Location	Cambridge, MA
Original Land	18,080,000
Original Buildings	51,262,000
Costs Capitalized Subsequent to Acquisition
Land and Improvements	18,080,000
Buildings and Improvements	51,262,000
Land Held for Development
Development and Construction in Progress
Total	69,342,000
Accumulated Depreciation	1,080,000
Year(s) Built / Renovation	2013
Depreciable Lives (Years)	(1)
Plaza at Almaden [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Plaza at Almaden
Type	Land
Location	San Jose, CA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	29,003,000
Land and Improvements
Buildings and Improvements
Land Held for Development	29,003,000
Development and Construction in Progress
Total	29,003,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Springfield Metro Center [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Springfield Metro Center
Type	Land
Location	Springfield, VA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	32,073,000
Land and Improvements
Buildings and Improvements
Land Held for Development	32,073,000
Development and Construction in Progress
Total	32,073,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Tower Oaks Master Plan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Tower Oaks Master Plan
Type	Land
Location	Rockville, MD
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	28,976,000
Land and Improvements
Buildings and Improvements
Land Held for Development	28,976,000
Development and Construction in Progress
Total	28,976,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Reston Signature Site [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Reston Signature Site
Type	Land
Location	Reston, VA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	27,890,000
Land and Improvements
Buildings and Improvements
Land Held for Development	27,890,000
Development and Construction in Progress
Total	27,890,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Prospect Hill [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Prospect Hill
Type	Land
Location	Waltham, MA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	24,197,000
Land and Improvements
Buildings and Improvements	667,000
Land Held for Development	23,530,000
Development and Construction in Progress
Total	24,197,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Washingtonian North [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Washingtonian North
Type	Land
Location	Gaithersburg, MD
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	18,290,000
Land and Improvements
Buildings and Improvements
Land Held for Development	18,290,000
Development and Construction in Progress
Total	18,290,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
103 4th Avenue [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	103 4th Avenue
Type	Land
Location	Waltham, MA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	11,918,000
Land and Improvements
Buildings and Improvements
Land Held for Development	11,918,000
Development and Construction in Progress
Total	11,918,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Cambridge Master Plan [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Cambridge Master Plan
Type	Land
Location	Cambridge, MA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	11,153,000
Land and Improvements
Buildings and Improvements
Land Held for Development	11,153,000
Development and Construction in Progress
Total	11,153,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Reston Gateway [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Reston Gateway
Type	Land
Location	Reston, VA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	9,682,000
Land and Improvements
Buildings and Improvements
Land Held for Development	9,682,000
Development and Construction in Progress
Total	9,682,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Reston Eastgate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Reston Eastgate
Type	Land
Location	Reston, VA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	8,807,000
Land and Improvements
Buildings and Improvements
Land Held for Development	8,807,000
Development and Construction in Progress
Total	8,807,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Crane Meadow [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Crane Meadow
Type	Land
Location	Marlborough, MA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	8,725,000
Land and Improvements
Buildings and Improvements
Land Held for Development	8,725,000
Development and Construction in Progress
Total	8,725,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Broad Run Business Park [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	Broad Run Business Park
Type	Land
Location	Loudon County, VA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	7,888,000
Land and Improvements	1,621,000
Buildings and Improvements
Land Held for Development	6,267,000
Development and Construction in Progress
Total	7,888,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
30 Shattuck Road [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate And Accumulated Depreciation Name of Property	30 Shattuck Road
Type	Land
Location	Andover, MA
Original Land
Original Buildings
Costs Capitalized Subsequent to Acquisition	1,212,000
Land and Improvements
Buildings and Improvements
Land Held for Development	1,212,000
Development and Construction in Progress
Total	1,212,000
Accumulated Depreciation
Year(s) Built / Renovation	N/A
Depreciable Lives (Years)	N/A
Minimum [Member]
Real Estate and Accumulated Depreciation [Line Items]
Real Estate and Accumulated Depreiation Life used for Depreciation	life of the lease

[1]	Includes the unamortized balance of the historical fair value adjustment totaling approximately $191.2 million.
[2]	Depreciation of the buildings and improvements are calculated over lives ranging from the life of the lease to 40 years.